UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Marketfield Fund
Schedule of Investments
September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 74.74%
Building Material and Garden Equipment and Supplies Dealers - 3.66%
Home Depot, Inc. (c)	827,000	$49,925,990
Sherwin-Williams Co. (c)	383,000	57,032,530
		106,958,520
Chemical Manufacturing - 5.71%
BASF SE (b)	712,000	60,066,823
Colgate-Palmolive Co.	273,000	29,271,060
EI du Pont de Nemours & Co.	1,068,000	53,688,360
Fuchs Petrolub AG (b)	374,000	23,657,958
		166,684,201
Clothing and Clothing Accessories Stores - 3.19%
Ross Stores, Inc. (c)	658,000	42,506,800
TJX Companies, Inc. (c)	1,136,000	50,881,440
		93,388,240
Computer and Electronic Product Manufacturing - 1.83%
FANUC Corp. (b)	93,000	14,991,543
Teradata Corp. (a)	510,000	38,459,100
		53,450,643
Construction of Buildings - 8.05%
Buzzi Unicem SpA (b)	2,871,000	31,783,990
CRH PLC (b)	2,195,000	42,250,392
DR Horton, Inc. (c)	1,736,000	35,831,040
Ryland Group, Inc. (c)	1,235,000	37,050,000
Toll Brothers, Inc. (a)(c)	990,000	32,897,700
Wolseley PLC (b)	1,299,000	55,419,413
		235,232,535
Couriers and Messengers - 1.12%
FedEx Corp. (c)	388,000	32,832,560
Credit Intermediation and Related Activities - 5.76%
Bank Of Ireland (a)(b)	75,080,000	9,358,709
BB&T Corp.	757,000	25,102,120
CIT Group, Inc. (a)	1,095,000	43,132,050
Fifth Third Bancorp	1,800,000	27,918,000
Governor & Company of the Bank of Ireland - ADR	3,062,900	16,907,208
Wells Fargo & Co. (c)	1,332,000	45,993,960
		168,412,047
Food Manufacturing - 2.20%
Hershey Co.	406,000	28,781,340
HJ Heinz Co. (c)	635,000	35,528,250
		64,309,590
Food Services and Drinking Places - 2.13%
Buffalo Wild Wings, Inc. (a)	383,000	32,838,420
Chipotle Mexican Grill, Inc. (a)(c)	92,000	29,213,680
		62,052,100
General Merchandise Stores - 4.26%
Costco Wholesale Corp. (c)	491,000	49,161,375
Tractor Supply Co. (c)	489,000	48,357,210
Wal-Mart de Mexico SAB de CV (b)	9,555,000	26,909,220
		124,427,805
Machinery Manufacturing - 5.94%
Cummins, Inc. (c)	421,000	38,820,410
General Electric Co.	2,782,000	63,179,220
Ingersoll-Rand PLC (b)	813,000	36,438,660
National Oilwell Varco, Inc. (c)	439,000	35,168,290
		173,606,580
Merchant Wholesalers, Durable Goods - 1.59%
Beacon Roofing Supply, Inc. (a)(c)	1,628,000	46,398,000
Miscellaneous Manufacturing - 1.24%
3M Co. (c)	391,000	36,136,220
Motor Vehicle and Parts Dealers - 1.08%
AutoNation, Inc. (a)	724,000	31,617,080
Nonmetallic Mineral Product Manufacturing - 4.38%
Eagle Materials, Inc. (c)	1,249,000	57,778,740
USG Corp. (a)(c)	2,844,000	62,425,800
Wienerberger AG (b)	994,000	7,702,357
		127,906,897
Nonstore Retailers - 3.16%
Amazon.com, Inc. (a)(c)	202,000	51,372,640
eBay, Inc. (a)(c)	845,000	40,906,450
		92,279,090
Other Information Services - 2.29%
LinkedIn Corp. (a)	320,000	38,528,000
Pandora Media, Inc. (a)	2,598,000	28,448,100
		66,976,100
Primary Metal Manufacturing - 3.59%
Carpenter Technology Corp. (c)	712,000	37,251,840
Precision Castparts Corp. (c)	163,000	26,624,420
Steel Dynamics, Inc. (c)	3,660,000	41,101,800
		104,978,060
Professional, Scientific & Technical Services - 1.16%
Bilfinger SE (b)	383,000	33,861,574
Rail Transportation - 4.03%
Kansas City Southern (c)	403,000	30,539,340
Norfolk Southern Corp. (c)	558,000	35,505,540
Union Pacific Corp. (c)	436,000	51,753,200
		117,798,080
Real Estate - 2.27%
Deutsche Wohnen AG (b)	1,435,000	25,208,114
Zillow, Inc. (a)	979,000	41,294,220
		66,502,334
Textile Product Mills - 1.58%
Mohawk Industries, Inc. (a)(c)	578,000	46,251,560
Transportation Equipment Manufacturing - 1.75%
Continental AG (a)(b)	314,000	30,747,128
ElringKlinger AG (b)	771,000	20,400,023
		51,147,151
Truck Transportation - 2.77%
Landstar System, Inc.	783,000	37,020,240
Old Dominion Freight Line, Inc. (a)(c)	1,450,500	43,747,080
		80,767,320
TOTAL COMMON STOCKS (Cost $1,939,423,906)		2,183,974,287

REAL ESTATE INVESTMENT TRUSTS - 1.01%
Rayonier, Inc.	605,000	29,651,050
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $27,169,552)		29,651,050

EXCHANGE-TRADED FUNDS - 11.11%
iShares Dow Jones U.S. Home Construction Index Fund	1,523,000	29,485,280
iShares Dow Jones U.S. Transportation Average Index Fund (c)(d)	753,000	65,571,240
iShares MSCI Mexico Investable Market Index Fund (c)(d)	1,062,000	69,444,180
SPDR S&P Homebuilders ETF	1,791,000	44,452,620
SPDR S&P Regional Banking ETF (c)(d)	2,874,000	82,311,360
SPDR S&P Retail ETF (c)(d)	534,000	33,492,480
TOTAL EXCHANGE-TRADED FUNDS (Cost $298,195,340)		324,757,160

PURCHASED OPTIONS - 0.71%
Put Options - 0.71%
Apple, Inc.
Expiration: October, 2012, Exercise Price: $660.00	6,040	9,331,800
BHP Billiton Ltd.
Expiration: October, 2012, Exercise Price: $67.50	5,125	650,875
International Business Machines Corp.
Expiration: October, 2012, Exercise Price: $180.00	2,500	27,500
Expiration: October, 2012, Exercise Price: $190.00	2,500	97,500
iShares Barclays 20+ Year Treasury Bond Fund
Expiration: October, 2012, Exercise Price: $122.00	51,100	5,058,900
Expiration: October, 2012, Exercise Price: $124.00	20,125	3,542,000
iShares FTSE China 25 Index Fund
Expiration: October, 2012, Exercise Price: $33.00	102,200	1,941,800
TOTAL PURCHASED OPTIONS (Cost $39,456,148)		20,650,375

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 12.80%
AIM STIT - Treasury Portfolio	$374,073,984	374,073,984
TOTAL SHORT-TERM INVESTMENTS (Cost $374,073,984)		374,073,984
Total Investments (Cost $2,678,318,930) - 100.37%		2,933,106,856
Liabilities in Excess of Other Assets - (0.37)%		(10,868,844)
TOTAL NET ASSETS - 100.00%		$2,922,238,012

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of this security is pledged as collateral for short postions.
(d)	Affiliated holding.

Marketfield Fund
Schedule of Securities Sold Short
September 30, 2012 (Unaudited)

	Shares	Value
Annaly Capital Management, Inc.	2,343,000	$39,456,120
Baidu, Inc. - ADR	391,000	45,676,620
Bank New York Mellon Corp.	2,165,000	48,972,300
Blackrock, Inc.	297,000	52,955,100
Central Fund of Canada Ltd.(1)(2)	2,200,000	52,382,000
Coach, Inc.	581,000	32,547,620
Duke Energy Corp.	765,000	49,572,000
Franklin Resources, Inc.	355,500	44,462,385
ICICI Bank Ltd. - ADR	1,057,000	42,427,980
iShares Dow JPMorgan USD Emerging Markets Bond Fund(2)	1,592,000	193,045,920
iShares FTSE China 25 Index Fund(2)	2,109,000	72,992,490
iShares MSCI Brazil Index Fund(2)	1,021,000	55,185,050
iShares MSCI South Africa Index Fund(2)	546,000	36,445,500
iShares MSCI Taiwan Index Fund(2)	1,795,000	23,981,200
Leucadia National Corp.	2,055,000	46,751,250
LVMH Moet Hennessy Louis Vuitton SA(1)	267,000	40,143,669
Market Vectors - Gold Miners ETF(2)	1,240,000	66,600,400
Market Vectors Russia ETF(2)	940,000	27,062,600
Oracle Corp.	860,000	27,081,400
Verifone Systems, Inc.	1,068,000	29,743,800
WisdomTree India Earnings Fund(2)	2,690,000	50,948,600
Total Securities Sold Short (Proceeds $1,050,289,609)		$1,078,434,004

ADR	American Depositary Receipt
(1)	Foreign security.
(2)	Exchange-Traded Fund

Marketfield Fund
Schedule of Options Written
September 30, 2012 (Unaudited)

	Contracts	Value
CALL OPTIONS
BHP Billiton Ltd.
Expiration: October, 2012, Exercise Price: $70.00	5,125	$507,375
International Business Machines Corp.
Expiration: October, 2012, Exercise Price: $190.00	2,500	4,450,000
Expiration: October, 2012, Exercise Price: $195.00	1,500	2,002,500
		6,959,875
Total Options Written (Premiums received $3,000,623)		$6,959,875

Transactions with Affiliates

The following issuers are affiliated with the Fund; that is, the Fund held 5% or more of the outstanding voting shares of each issuer during the period from January 1, 2012 through September 30, 2012. As defined in Section (2)(a)(3) of the Investment
Company Act of 1940, such issuers are:

	Share Balance At			Share Balance At	Realized Gain		Value At
Issuer Name	Dec. 31, 2011	Additions	Reductions	September 30, 2012	(Loss)	Dividend Income	September 30, 2012	Acquisition Cost
iShares Dow Jones U.S. Transportation Average Index Fund	-	753,000	-	753,000	-	$408,948	$65,571,240	$69,416,888
iShares MSCI Mexico Investable Market Index Fund	305,000	757,000	-	1,062,000	-	423,922	69,444,180	62,267,863
SPDR S&P Regional Banking ETF	336,000	2,538,000	-	2,874,000	-	606,383	82,311,360	77,431,536
SPDR S&P Retail ETF	297,000	311,000	74,000	534,000	$187,705	184,005	33,492,480	30,562,325

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$2,678,318,930
Gross unrealized appreciation on investments	309,545,518
Gross unrealized appreciation on short positions	24,764,853
Gross unrealized appreciation on options	3,238,412
Gross unrealized depreciation on investments	(35,951,819)
Gross unrealized depreciation on short positions	(52,909,248)
Gross unrealized depreciation on options	(26,003,437)
Net unrealized appreciation	$222,684,279

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of September 30, 2012 was as follows:

Derivatives not accounted for	Asset		Liability
as hedging instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$20,650,375	Options written, at value	$6,959,875
Written Options		-		-
Total		$20,650,375		$6,959,875

The effect of derivative instruments on income for the period January 1, 2012 through September 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased	Written	Futures
as hedging instruments	Options	Options	Sold	Total
Equity Contracts	$(24,881,848)	$15,108,632	$-	$(9,773,216)
Commodity Contracts			$(204,002)	$(204,002)
Interest Rate Contracts	-	-	(674,938)	(674,938)
Total	$(24,881,848)	$15,108,632	$(878,940)	$(10,652,156)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options	Options	Futures	Total
Equity Contracts	$(19,332,257)	$(5,801,156)	$-	$(25,133,413)
Commodity Contracts			$(2,352,262)	$(2,352,262)
Total	$(19,332,257)	$(5,801,156)	$(2,352,262)	$(27,485,675)

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. Marketfield Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on July 31, 2007.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the
Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (the “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury
Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Foreign securities are valued at the last current sale price on the principal exchange. As a result, it is possible that the value of foreign securities may be materially affected by events occurring before the Fund’s pricing time
(close of the New York Stock Exchange) but after the close of the primary market or exchange on which the security is traded. Securities for which market quotations have been materially affected by events occurring before the close of NYSE but after the close of the securities’ primary markets, are valued at fair value as determined in good faith according to procedures approved by the Trust’s Board of Trustees.
Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes
(“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of quoted bid and asked prices as of the close of such exchange or board of trade.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds.

Summary of Fair Value Exposure at September 30, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3
		Other Significant	Significant
	Quoted Prices1	Observable Inputs1	Unobservable Inputs2	Total
Equity
Common Stocks#	$2,183,974,287	$-	$-	$2,183,974,287
Real Estate Investment Trusts	29,651,050	-	-	29,651,050
Exchange-Traded Funds	324,757,160	-	-	324,757,160
Total Equity	2,538,382,497	-	-	2,538,382,497

Derivative
Purchased Options	20,650,375	-	-	20,650,375
Total Derivative	20,650,375	-	-	20,650,375

Short-Term Investments	374,073,984	-	-	374,073,984

Total Investments in Securities	$2,933,106,856	$-	$-	$2,933,106,856

Short Sales	$1,078,434,004	$-	$-	$1,078,434,004

Other Financial Instruments3	$(3,959,252)	$-	$-	$(3,959,252)

#	For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

1	The Fund reconizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of September 30, 2012.

2	The Fund held no Level 3 securities during the period ended September 30, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the nine months ended September 30, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

3	Other financial instruments are derivative instruments not reflected in the Schedule of Investments such as futures contracts and written options. Other financial instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)    /s/ Joseph Neuberger
                                                    Joseph Neuberger, President

Date          November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Joseph Neuberger
                                                    Joseph Neuberger, President

Date          November 26, 2012

By (Signature and Title)*  /s/ John Buckel
                                                    John Buckel, Treasurer

Date          November 26, 2012

* Print the name and title of each signing officer under his or her signature.